Financial Assets and Financial Liabilities - Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities (Detail) - Non financial liabilities category [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	₽ 447,112	₽ 452,477
Finance lease liabilities	11,000	12,843
Trade and other payables	30,642	38,295
Other financial liabilities	56,774	60,475
On demand [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	416,316	428,597
Finance lease liabilities	4,075	7,857
Trade and other payables	394	435
Other financial liabilities	0
Payable in 1 year [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	9,959	8,496
Finance lease liabilities	4,625	4,456
Trade and other payables	29,540	37,231
Other financial liabilities	869
Payable in 2 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	6,678	4,688
Finance lease liabilities	633	280
Trade and other payables	542	448
Other financial liabilities	0
Payable in 3 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	7,293	4,648
Finance lease liabilities	584	106
Trade and other payables	166	181
Other financial liabilities	0
Payable in 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	5,215	3,593
Finance lease liabilities	557	83
Trade and other payables	0
Other financial liabilities	55,905
Payable later than 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	1,651	2,455
Finance lease liabilities	526	61
Trade and other payables	0
Other financial liabilities	₽ 0	₽ 60,475